PREPAYMENTS (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Prepayments	$ 1,863,217	$ 61,707
Foreign currency translation adjustment [Member]
Prepayments	621,016	0
Software licenses fee and others [Member]
Prepayments	16,194	61,707
Office Furniture [Member]
Prepayments	$ 1,226,007	$ 0